Employee Benefits - Amounts Recognized in the Income Statement and the Statement of Comprehensive Income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			$ 910	$ 854	$ 684
Remeasurements of the Net Defined Benefit Liability	$ 9		160	661	296
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			866	894	724
Past Service Cost			322	236	42
Gain or Loss on Settlement or Curtailment			(278)	(276)	(82)
Net Interest on the Net Defined Benefit Liability			590	508	485
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			489	534	390
Past Service Cost			288	189	39
Gain or Loss on Settlement or Curtailment			(243)	(220)	(55)
Net Interest on the Net Defined Benefit Liability			367	313	319
Net benefit cost recognized in the consolidated statements of income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			345	328	290
Past Service Cost			21	21	1
Gain or Loss on Settlement or Curtailment			(21)	(27)	(3)
Net Interest on the Net Defined Benefit Liability			178	150	114
Net benefit cost recognized in the consolidated statements of income | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost			32	32	44
Past Service Cost			13	26	2
Gain or Loss on Settlement or Curtailment			(14)	(29)	(24)
Net Interest on the Net Defined Benefit Liability			45	45	52
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			1,399	1,689	2,812
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			1,311	1,686	1,757
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			117	38	853
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability			$ (29)	$ (35)	$ 202

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3